Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Ralliant Compensation Committee has established a practice of granting annual equity awards, including to the NEOs, each year on March 1. Interim equity grants, such as grants made to newly hired executives, are typically made on the 15th day of a calendar month immediately following an earnings release. The Ralliant Compensation Committee does not consider material non-public information when determining the timing or terms of equity awards, and Ralliant does not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation.
The Ralliant Compensation Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q, or Form 8-K that disclosed material non-public information.

Award Timing Method	The Ralliant Compensation Committee has established a practice of granting annual equity awards, including to the NEOs, each year on March 1. Interim equity grants, such as grants made to newly hired executives, are typically made on the 15th day of a calendar month immediately following an earnings release.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Ralliant Compensation Committee does not consider
material non-public information when determining the timing or terms of equity awards, and Ralliant does not time the disclosure of material non-public information for the purpose of affecting the value of any executive compensation.
MNPI Disclosure Timed for Compensation Value	false